Shareholders' Equity - Components of Tier 1 and Total Risk-Based Capital (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Deferred tax liabilities, associated with non-tax deductible identifiable intangible assets	$ 1,222	$ 1,310
Deferred tax liabilities, associated with tax deductible goodwill	$ 1,302	$ 1,130